FAIR VALUE MEASUREMENTS, Carrying Amounts and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS [Abstract]
Securities available for sale	$ 31,112	$ 27,063
Carrying Value [Member]
ASSETS [Abstract]
Cash and due from banks	5,409	8,063
Interest earning deposits with banks	3,647	18,086
Certificate of deposit with banks	1,498	1,498
Federal Home Loan Bank Stock	1,341	942
Securities available for sale	31,112	27,063
Net loans	345,080	305,099
Accrued interest receivable	1,078	945
LIABILITIES [Abstract]
Deposits	340,653	318,665
Capital lease obligation	207	268
FHLB Advances	23,600	14,100
Long term subordinated debt	9,676	9,605
Accrued interest payable	292	287
Fair Value [Member]
ASSETS [Abstract]
Cash and due from banks	5,409	8,063
Interest earning deposits with banks	3,647	18,086
Certificate of deposit with banks	1,519	1,498
Federal Home Loan Bank Stock	1,341	942
Securities available for sale	31,112	27,063
Net loans	345,370	305,714
Accrued interest receivable	1,078	945
LIABILITIES [Abstract]
Deposits	330,672	311,464
Capital lease obligation	207	268
FHLB Advances	23,495	14,115
Long term subordinated debt	9,619	9,616
Accrued interest payable	292	287
Fair Value [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
ASSETS [Abstract]
Cash and due from banks	5,409	8,063
Interest earning deposits with banks	3,647	18,086
Certificate of deposit with banks	0	0
Federal Home Loan Bank Stock	0	0
Securities available for sale	626	1,112
Net loans	0	0
Accrued interest receivable	0	0
LIABILITIES [Abstract]
Deposits	0	0
Capital lease obligation	0	0
FHLB Advances	0	0
Long term subordinated debt	0	0
Accrued interest payable	0	0
Fair Value [Member] | Significant Other Observable Inputs (Level 2) [Member]
ASSETS [Abstract]
Cash and due from banks	0	0
Interest earning deposits with banks	0	0
Certificate of deposit with banks	1,519	1,498
Federal Home Loan Bank Stock	1,341	942
Securities available for sale	30,486	25,201
Net loans	0	0
Accrued interest receivable	1,078	945
LIABILITIES [Abstract]
Deposits	330,672	311,464
Capital lease obligation	207	268
FHLB Advances	23,495	14,115
Long term subordinated debt	9,619	9,616
Accrued interest payable	292	287
Fair Value [Member] | Significant Unobservable Inputs (Level 3) [Member]
ASSETS [Abstract]
Cash and due from banks	0	0
Interest earning deposits with banks	0	0
Certificate of deposit with banks	0	0
Federal Home Loan Bank Stock	0	0
Securities available for sale	0	750
Net loans	345,370	305,714
Accrued interest receivable	0	0
LIABILITIES [Abstract]
Deposits	0	0
Capital lease obligation	0	0
FHLB Advances	0	0
Long term subordinated debt	0	0
Accrued interest payable	$ 0	$ 0